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Holland & Knight LLP | www.hklaw.com

June 3, 2016

VIA EDGAR
Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Griffin Institutional Access Global Credit Fund

Ladies and Gentlemen:

On behalf of Griffin Institutional Access Global Credit Fund (the "Trust"), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, its Registration Statement on Form N-2. The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact Terrence Davis at 404.817.8531.

Sincerely,

/s/ Holland & Knight LLP

Holland & Knight LLP

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